Summary Of Significant Accounting Policies (Summary Of Derivative Instruments Contracts) (Details)	Sep. 30, 2016 MMBTU $ / MMBTU $ / bbl bbl	Sep. 30, 2015 MMBTU $ / MMBTU $ / bbl bbl
Natural Gas Costless Collars [Member] | Derivative Contract Period One [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	200,000	100,000
Natural Gas Costless Collars [Member] | Derivative Contract Period One [Member] | Minimum [Member]
Derivative [Line Items]
Contract price	1.95	3.50
Natural Gas Costless Collars [Member] | Derivative Contract Period One [Member] | Maximum [Member]
Derivative [Line Items]
Contract price	2.40	4.10
Natural Gas Costless Collars [Member] | Derivative Contract Period Two [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	70,000	70,000
Natural Gas Costless Collars [Member] | Derivative Contract Period Two [Member] | Minimum [Member]
Derivative [Line Items]
Contract price	2.75	3.25
Natural Gas Costless Collars [Member] | Derivative Contract Period Two [Member] | Maximum [Member]
Derivative [Line Items]
Contract price	3.05	4.00
Natural Gas Costless Collars [Member] | Derivative Contract Period Three [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	50,000	50,000
Natural Gas Costless Collars [Member] | Derivative Contract Period Three [Member] | Minimum [Member]
Derivative [Line Items]
Contract price	2.90	3.50
Natural Gas Costless Collars [Member] | Derivative Contract Period Three [Member] | Maximum [Member]
Derivative [Line Items]
Contract price	3.40	4.00
Natural Gas Costless Collars [Member] | Derivative Contract Period Four [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	50,000	70,000
Natural Gas Costless Collars [Member] | Derivative Contract Period Four [Member] | Minimum [Member]
Derivative [Line Items]
Contract price	2.25	3.50
Natural Gas Costless Collars [Member] | Derivative Contract Period Four [Member] | Maximum [Member]
Derivative [Line Items]
Contract price	3.65	3.95
Natural Gas Costless Collars [Member] | Derivative Contract Period Five [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	80,000
Natural Gas Costless Collars [Member] | Derivative Contract Period Five [Member] | Minimum [Member]
Derivative [Line Items]
Contract price	2.25
Natural Gas Costless Collars [Member] | Derivative Contract Period Five [Member] | Maximum [Member]
Derivative [Line Items]
Contract price	3.95
Natural Gas Costless Collars [Member] | Derivative Contract Period Six [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	50,000
Natural Gas Costless Collars [Member] | Derivative Contract Period Six [Member] | Minimum [Member]
Derivative [Line Items]
Contract price	2.60
Natural Gas Costless Collars [Member] | Derivative Contract Period Six [Member] | Maximum [Member]
Derivative [Line Items]
Contract price	3.25
Natural Gas Costless Collars [Member] | Derivative Contract Period Seven [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	50,000
Natural Gas Costless Collars [Member] | Derivative Contract Period Seven [Member] | Minimum [Member]
Derivative [Line Items]
Contract price	2.85
Natural Gas Costless Collars [Member] | Derivative Contract Period Seven [Member] | Maximum [Member]
Derivative [Line Items]
Contract price	3.35
Natural Gas Costless Collars [Member] | Derivative Contract Period Eight [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	50,000
Natural Gas Costless Collars [Member] | Derivative Contract Period Eight [Member] | Minimum [Member]
Derivative [Line Items]
Contract price	2.80
Natural Gas Costless Collars [Member] | Derivative Contract Period Eight [Member] | Maximum [Member]
Derivative [Line Items]
Contract price	3.47
Natural Gas Costless Collars [Member] | Derivative Contract Period Ten [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	50,000
Natural Gas Costless Collars [Member] | Derivative Contract Period Ten [Member] | Minimum [Member]
Derivative [Line Items]
Contract price	2.80
Natural Gas Costless Collars [Member] | Derivative Contract Period Ten [Member] | Maximum [Member]
Derivative [Line Items]
Contract price	3.35
Natural Gas Costless Collars [Member] | Derivative Contract Period Nine [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	50,000
Natural Gas Costless Collars [Member] | Derivative Contract Period Nine [Member] | Minimum [Member]
Derivative [Line Items]
Contract price	3.00
Natural Gas Costless Collars [Member] | Derivative Contract Period Nine [Member] | Maximum [Member]
Derivative [Line Items]
Contract price	3.35
Natural Gas Costless Collars [Member] | Derivative Contract Period Eleven [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	50,000
Natural Gas Costless Collars [Member] | Derivative Contract Period Eleven [Member] | Minimum [Member]
Derivative [Line Items]
Contract price	2.75
Natural Gas Costless Collars [Member] | Derivative Contract Period Eleven [Member] | Maximum [Member]
Derivative [Line Items]
Contract price	3.35
Oil Costless Collars [Member] | Derivative Contract Period Five [Member]
Derivative [Line Items]
Production volume covered per month - Oil | bbl		10,000
Oil Costless Collars [Member] | Derivative Contract Period Five [Member] | Minimum [Member]
Derivative [Line Items]
Contract price | $ / bbl		80.00
Oil Costless Collars [Member] | Derivative Contract Period Five [Member] | Maximum [Member]
Derivative [Line Items]
Contract price | $ / bbl		86.50
Oil Costless Collars [Member] | Derivative Contract Period Eighteen [Member]
Derivative [Line Items]
Production volume covered per month - Oil | bbl	3,000
Oil Costless Collars [Member] | Derivative Contract Period Eighteen [Member] | Minimum [Member]
Derivative [Line Items]
Contract price | $ / bbl	40.00
Oil Costless Collars [Member] | Derivative Contract Period Eighteen [Member] | Maximum [Member]
Derivative [Line Items]
Contract price | $ / bbl	47.25
Oil Costless Collars [Member] | Derivative Contract Period Nineteen [Member]
Derivative [Line Items]
Production volume covered per month - Oil | bbl	3,000
Oil Costless Collars [Member] | Derivative Contract Period Nineteen [Member] | Minimum [Member]
Derivative [Line Items]
Contract price | $ / bbl	40.00
Oil Costless Collars [Member] | Derivative Contract Period Nineteen [Member] | Maximum [Member]
Derivative [Line Items]
Contract price | $ / bbl	58.50
Oil Costless Collars [Member] | Derivative Contract Period Twenty [Member]
Derivative [Line Items]
Production volume covered per month - Oil | bbl	3,000
Oil Costless Collars [Member] | Derivative Contract Period Twenty [Member] | Minimum [Member]
Derivative [Line Items]
Contract price | $ / bbl	45.00
Oil Costless Collars [Member] | Derivative Contract Period Twenty [Member] | Maximum [Member]
Derivative [Line Items]
Contract price | $ / bbl	54.00
Oil Costless Collars [Member] | Derivative Contract Period Twenty One [Member]
Derivative [Line Items]
Production volume covered per month - Oil | bbl	3,000
Oil Costless Collars [Member] | Derivative Contract Period Twenty One [Member] | Minimum [Member]
Derivative [Line Items]
Contract price | $ / bbl	45.00
Oil Costless Collars [Member] | Derivative Contract Period Twenty One [Member] | Maximum [Member]
Derivative [Line Items]
Contract price | $ / bbl	55.50
Oil Costless Collars [Member] | Derivative Contract Period Seventeen [Member]
Derivative [Line Items]
Production volume covered per month - Oil | bbl	3,000
Oil Costless Collars [Member] | Derivative Contract Period Seventeen [Member] | Minimum [Member]
Derivative [Line Items]
Contract price | $ / bbl	35.00
Oil Costless Collars [Member] | Derivative Contract Period Seventeen [Member] | Maximum [Member]
Derivative [Line Items]
Contract price | $ / bbl	49.00
Oil Fixed Price Swaps [Member] | Derivative Contract Period Six [Member]
Derivative [Line Items]
Contract price | $ / bbl		94.56
Production volume covered per month - Oil | bbl		5,000
Oil Fixed Price Swaps [Member] | Derivative Contract Period Seven [Member]
Derivative [Line Items]
Contract price | $ / bbl		93.91
Production volume covered per month - Oil | bbl		7,000
Natural Gas Fixed Price Swaps [Member] | Derivative Contract Period Thirteen [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	25,000
Contract price	3.200
Natural Gas Fixed Price Swaps [Member] | Derivative Contract PeriodTwelve [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	100,000
Contract price	2.410
Natural Gas Fixed Price Swaps [Member] | Derivative Contract Period Fourteen [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	80,000
Contract price	2.955
Natural Gas Fixed Price Swaps [Member] | Derivative Contract Period Fifteen [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	25,000
Contract price	3.100
Natural Gas Fixed Price Swaps [Member] | Derivative Contract Period Sixteen [Member]
Derivative [Line Items]
Production volume covered per month - Natural Gas | MMBTU	50,000
Contract price	3.070